Business Segments	12 Months Ended
Dec. 29, 2012
Business Segments
16.	Business Segments

The Company’s three reportable segments consist of:

•

Scholastic—provides services in conjunction with the marketing, sale and production of class rings and an array of graduation products and other scholastic affinity products to students and administrators primarily in high schools, colleges and other post-secondary institutions;

•

Memory Book—provides services in conjunction with the publication, marketing, sale and production of school yearbooks, memory books and related products that help people tell their stories and chronicle important events; and

•

Marketing and Publishing Services—provides services in conjunction with the development, marketing, sale and production of multi-sensory and interactive advertising sampling systems and packaging, primarily for the fragrance, cosmetic and personal care segments, and provides innovative products and related services to the direct marketing sector. The group also produces book components primarily for the educational and trade publishing segments.

Scholastic

The Scholastic segment provides services in conjunction with the marketing, sale and production of class rings and an array of graduation products, such as caps, gowns, diplomas and announcements, graduation-related accessories and other scholastic affinity products. In the Scholastic segment, our focus is on the school channel, and we primarily serve U.S. high schools, colleges and universities, marketing and selling products to students and administrators. Jostens relies primarily on a network of independent sales representatives to sell its scholastic products. Jostens provides customer service in the marketing and sale of class rings and related jewelry products and certain other graduation products. Jostens also provides ongoing warranty service on its class and affiliation rings. Jostens maintains product-specific tooling as well as a library of school logos and mascots that can be used repeatedly for specific school accounts over time. In addition to its class ring offerings, Jostens also designs, manufactures, markets and sells championship rings for professional sports and affinity rings for a variety of specialty markets. Since the acquisition of Neff, a single source provider of custom award programs and apparel, in March 2007 and the Company’s subsequent acquisitions in 2009 and 2010 in the varsity jacket business, we also market, manufacture and sell an array of additional scholastic products, including chenille letters, varsity jackets, mascot mats, plaques and sports apparel in schools and through a dealer network.

Memory Book

Jostens provides services in conjunction with the publication, marketing, sale and production of memory books, and related products that help people tell their stories and chronicle important events. Jostens’ strong brand recognition is deeply rooted in its school-by-school relationships and in its consistent ability to deliver high quality products and services and innovate to meet market demands. Jostens primarily services U.S. high schools, colleges, universities, elementary schools and middle schools. Jostens generates the majority of its revenues from high school accounts. Jostens’ independent sales representatives and technical support employees assist students and faculty advisers with the planning and layout of yearbooks, including through the provision of online layout and editorial tools to assist the schools in the publication of the yearbook. With a new class of students each year and periodic faculty advisor turnover, Jostens’ independent sales representatives and customer service employees are the main point of continuity for the yearbook production process on a year-to-year basis. Jostens also offers online memory book products and related services, enabling the consumer to create personal, hard or soft-cover memory books to chronicle important events.

Marketing and Publishing Services

The Marketing and Publishing Services segment includes operations in sampling, direct marketing and publishing services. The sampling operations provide services in conjunction with the development, marketing, sale and production of multi-sensory and interactive advertising sampling systems and packaging, primarily for the fragrance, cosmetic and personal care segments. With over a 100-year history, Arcade pioneered the leading ScentStrip® product in 1980. Since then, we have developed an extensive portfolio of proprietary, patented and patent-pending technologies that can be incorporated into various conventional and online marketing programs designed to reach the consumer at home or in-store, including magazine and catalog inserts, statement enclosures, blow-ins, direct mail, direct sell and point-of-sale materials and gift-with-purchase/purchase-with-purchase programs. Since the acquisition of Color Optics, a specialty packaging provider, in April 2011, the Company also markets, manufactures and sells highly decorated packaging solutions to the cosmetic and consumer products industries. The direct marketing operations specialize in high-quality, in-line printed products and can accommodate large marketing projects with a wide range of dimensional printed products and in-line finishing production, data processing and mailing services. The products range from conventional direct marketing pieces to integrated offerings with data collection and tracking features. The personalized imaging capabilities can offer individualized messages to each recipient within a geographical area or demographic group for targeted marketing efforts. The publishing services business produces book components, including book covers and jackets, and employs specialized techniques to create highly decorated covers.

The following table presents information of the Company by business segment:

In thousands	2012	2011	2010
Net sales
Scholastic	$445,790	$474,667	$469,730
Memory Book	346,070	362,380	375,866
Marketing and Publishing Services	364,297	380,774	395,310
Inter-segment eliminations	(815)	(29)	(19)

	$1,155,342	$1,217,792	$1,240,887

Operating income (loss)
Scholastic	$25,260	$34,948	$25,635
Memory Book	92,284	103,137	116,549
Marketing and Publishing Services	(12,344)	13,792	55,637

	$105,200	$151,877	$197,821

Interest, net
Scholastic	$62,110	$64,071	$34,812
Memory Book	47,861	49,365	27,657
Marketing and Publishing Services	48,953	50,700	28,824

	$158,924	$164,136	$91,293

Depreciation and Amortization
Scholastic	$33,023	$32,627	$31,879
Memory Book	38,408	39,424	39,164
Marketing and Publishing Services	33,102	34,032	33,537

	$104,533	$106,083	$104,580

Capital expenditures
Scholastic	$17,025	$12,440	$9,831
Memory Book	16,949	29,949	22,295
Marketing and Publishing Services	18,158	13,136	18,097

	$52,132	$55,525	$50,223

Goodwill
Scholastic	$301,027	$309,878	$309,927
Memory Book	391,178	391,178	391,614
Marketing and Publishing Services	226,741	282,058	306,958

	$918,946	$983,114	$1,008,499

Intangible assets
Scholastic	$158,539	$145,941	$163,355
Memory Book	120,977	168,984	186,706
Marketing and Publishing Services	121,807	133,469	153,748

	$401,323	$448,394	$503,809

Total assets
Scholastic	$664,308	$668,179	$683,727
Memory Book	697,683	749,932	762,240
Marketing and Publishing Services	564,415	626,383	698,008

	$1,926,406	$2,044,494	$2,143,975

Net sales are reported in the geographic area where the final sales to customers are made, rather than where the transaction originates. No single customer accounted for more than 10% of revenue in any of 2012, 2011 and 2010.

The following table presents net sales by class of similar products and certain geographic information for the Company:

In thousands	2012	2011	2010
Net sales by classes of similar products
Memory book and yearbook products and services	$345,281	$362,380	$375,866
Graduation and affinity products	253,341	261,849	261,383
Class ring and jewelry products	192,449	212,818	208,347
Sampling products and services	192,195	174,831	146,757
Book components	94,788	108,784	132,109
Direct marketing products and services	77,288	97,130	116,425

	$1,155,342	$1,217,792	$1,240,887

Net sales by geographic area
United States	$1,055,217	$1,116,602	$1,164,100
Canada	30,830	38,436	33,777
France	21,663	30,925	18,715
Other	47,632	31,829	24,295

	$1,155,342	$1,217,792	$1,240,887

Net property, plant and equipment and intangible assets by geographic area
United States	$1,514,461	$1,634,369	$1,719,293
Other, primarily Canada	9,473	7,189	7,466

	$1,523,934	$1,641,558	$1,726,759